Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Restricted Net Assets [Line Items]
Restricted net assets	$ 239,245	$ 209,094
Variable interest entities (VIE) [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	188,017	162,551
Wholly owned subsidiaries [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 51,228	$ 46,543